Notes to the Statement of Cash Flows - Summary of Significant Non-cash Financing Activities and Corresponding Transaction Amounts (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2019 PHP (₱)
Noncash Investing Activities [Abstract]
Initial recognition of lease liabilities (Notes 2 and 10)	₱ 15,233
Additions to lease liabilities (Note 10)	₱ 5,065